Remuneration and other benefits paid to the Bank’s directors and senior managers - Deferred variable remuneration systems (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares annuity trading_session metric credit_institution payment_portion	Dec. 31, 2023 EUR (€)
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Deferred payment, number of annuities | annuity	3
Maximum achievement ratio	125.00%
Directors
Disclosure of transactions between related parties [line items]
Cash paid, deferred	€ 3,228	€ 2,551
Directors | Ana Botín
Disclosure of transactions between related parties [line items]
Cash paid, deferred	1,419	1,117
Directors | Héctor Grisi
Disclosure of transactions between related parties [line items]
Cash paid, deferred	863	697
Retired executive directors
Disclosure of transactions between related parties [line items]
Cash paid, deferred	€ 650	€ 1,471
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Number of trading sessions | trading_session	15
Deferred payment, number of payment portions | payment_portion	5
Deferred payment, ROE objective, weight	40.00%
Deferred payment, TSR objective, number of peer credit institutions | credit_institution	9
Deferred payment, TSR objective, weight	40.00%
Deferred payment, sustainability objective, number of metrics | metric	4
Deferred payment, sustainability objective, weight	20.00%
Deferred payment, number of annuities | annuity	3
Deferred payment, percentage paid in cash	50.00%
Deferred payment, percentage paid in shares	50.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Directors
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Number of trading sessions | trading_session	50
2022 variable remuneration | Directors | Ana Botín | Maximum | DCB Europe
Disclosure of transactions between related parties [line items]
RSU granted (in shares) | shares	10,621
2022 variable remuneration | Directors | Héctor Grisi | Maximum | DCB Europe
Disclosure of transactions between related parties [line items]
RSU granted (in shares) | shares	8,921